Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $)	9 Months Ended	12 Months Ended		9 Months Ended			0 Months Ended		1 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2014 LIBOR [Member]	Dec. 31, 2013 LIBOR [Member]	Dec. 31, 2012 LIBOR [Member]	Sep. 30, 2014 Mezzanine Loans [Member]	Sep. 30, 2014 Mezzanine Loans [Member] Minimum [Member]	Sep. 30, 2014 Mezzanine Loans [Member] Maximum [Member]	Jul. 06, 2012 Holdco III Mortgage Loan [Member]	Jul. 05, 2012 Holdco III Mortgage Loan [Member]	Jun. 30, 2010 Holdco III Mortgage Loan [Member]	Feb. 28, 2007 Holdco III Mortgage Loan [Member]	Dec. 31, 2013 Holdco III Mortgage Loan [Member]	Dec. 31, 2011 Holdco III Mortgage Loan [Member]	Dec. 31, 2012 Holdco III Mortgage Loan [Member]	Jul. 06, 2012 Holdco III Mortgage Loan [Member]	Jul. 05, 2012 Holdco III Mortgage Loan [Member]	Apr. 14, 2014 Holdco I Mortgage Loan [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member]	Apr. 14, 2014 Holdco I Mortgage Loan [Member]	Dec. 31, 2012 Holdco I Mortgage Loan [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member] Libor Spread [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member] Libor Floor Rate [Member]	Apr. 14, 2014 Holdco I Mortgage Loan [Member] Minimum [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member] Minimum [Member]	Apr. 14, 2014 Holdco I Mortgage Loan [Member] Maximum [Member]	Dec. 31, 2013 Holdco I Mortgage Loan [Member] Maximum [Member]	Sep. 30, 2014 Term Facility [Member]	Jun. 30, 2014 Term Facility [Member]	Sep. 30, 2014 Term Facility [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member]	Dec. 31, 2012 Holdco I Mezzanine Loans [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Minimum [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Minimum [Member] Current Payment Spreads [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Minimum [Member] Deferred Payment Spreads [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Maximum [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Maximum [Member] Current Payment Spreads [Member]	Dec. 31, 2013 Holdco I Mezzanine Loans [Member] Maximum [Member] Deferred Payment Spreads [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	0.15%	0.17%	0.21%																									1.00%
Mortgage loan principal amount																		$ 1,030,000,000		$ 1,030,000,000	$ 900,000,000
Debt instrument, basis spread on variable rate							4.50%	4.00%	3.50%	1.40%	4.50%	4.00%				0.55%	0.55%					3.891%	3.891%	6.803%	6.803%			3.00%			9.00%	1.00%	8.00%	13.90%	2.15%	11.75%
Debt instrument, floor interest rate									1.00%		1.00%	1.00%		1.00%	1.00%		1.00%	1.00%											1.00%
Weighted average spread interest rate																	2.892%		2.664%										11.59%	11.59%
Unamortized long-term debt reduction											2,297,000		6,892,000													9,900,000		9,900,000
Initial imputed interest											3.45%		3.45%													4.00%		4.00%
Mortgage loan remaining amount																		900,000,000
Debt, interest rate terms				as of December 31, 2013 was LIBOR plus spreads ranging from 9.0% to 13.9%.
Debt, interest rate					9.00%	13.90%
Principal pre-payment on Term Facility																											80,000,000	75,000,000
Quarterly principal payments																										4,900,000
Accrued interest																												$ 19,000,000